Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Schedule of Trading Assets and Liabilities
Trading assets	235,636	229,736
Trading liabilities	75,125	76,812
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	105,080	110,115
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	88,341	76,835
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	30,943	31,787
Trading liabilities	34,508	36,650
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,272	10,999
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	40,617	40,162